Segmented information	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Segmented information

Note 4 Segmented information
Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance.
On March 17, 2017, BCE acquired all of the issued and outstanding common shares of MTS. The results from the acquired MTS operations are included in our Bell Wireless and Bell Wireline segments from the date of acquisition.
The following tables present financial information by segment for the three month periods ended June 30, 2018 and 2017.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2018	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		2,032	3,077	677	—	5,786
Inter-segment		14	58	114	(186)	—
Total operating revenues		2,046	3,135	791	(186)	5,786
Operating costs	5	(1,142)	(1,814)	(586)	186	(3,356)
Segment profit (1)		904	1,321	205	—	2,430
Severance, acquisition and other costs	6	(3)	(13)	(8)	—	(24)
Depreciation and amortization		(165)	(803)	(40)	—	(1,008)
Finance costs
Interest expense						(246)
Interest on post-employment benefit obligations	10					(17)
Other expense	7					(88)
Income taxes						(292)
Net earnings						755
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2017	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		1,938	3,067	683	—	5,688
Inter-segment		11	50	113	(174)	—
Total operating revenues		1,949	3,117	796	(174)	5,688
Operating costs	5	(1,098)	(1,810)	(572)	174	(3,306)
Segment profit (1)		851	1,307	224	—	2,382
Severance, acquisition and other costs	6	—	(35)	(1)	—	(36)
Depreciation and amortization		(143)	(796)	(38)	—	(977)
Finance costs
Interest expense						(238)
Interest on post-employment benefit obligations	10					(18)
Other expense	7					(1)
Income taxes						(298)
Net earnings						814
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

The following tables present financial information by segment for the six month periods ended June 30, 2018 and 2017.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2018	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		3,966	6,102	1,308	—	11,376
Inter-segment		26	117	232	(375)	—
Total operating revenues		3,992	6,219	1,540	(375)	11,376
Operating costs	5	(2,266)	(3,596)	(1,205)	375	(6,692)
Segment profit (1)		1,726	2,623	335	—	4,684
Severance, acquisition and other costs	6	(6)	(8)	(10)	—	(24)
Depreciation and amortization		(325)	(1,598)	(77)	—	(2,000)
Finance costs
Interest expense						(486)
Interest on post-employment benefit obligations	10					(34)
Other expense	7					(149)
Income taxes						(527)
Net earnings						1,464
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2017	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		3,694	5,995	1,335	—	11,024
Inter-segment		22	99	212	(333)	—
Total operating revenues		3,716	6,094	1,547	(333)	11,024
Operating costs	5	(2,096)	(3,524)	(1,189)	333	(6,476)
Segment profit (1)		1,620	2,570	358	—	4,548
Severance, acquisition and other costs	6	(5)	(102)	(13)	—	(120)
Depreciation and amortization		(281)	(1,532)	(73)	—	(1,886)
Finance costs
Interest expense						(472)
Interest on post-employment benefit obligations	10					(36)
Other income	7					16
Income taxes						(548)
Net earnings						1,502
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2018	2017	2018	2017
Services(1)
Wireless	1,562	1,508	3,062	2,923
Data	1,869	1,812	3,689	3,531
Voice	957	1,020	1,907	2,001
Media	677	683	1,308	1,335
Other services	64	55	127	99
Total services	5,129	5,078	10,093	9,889
Products(2)
Wireless	470	430	904	771
Data	98	95	202	194
Equipment and other	89	85	177	170
Total products	657	610	1,283	1,135
Total operating revenues	5,786	5,688	11,376	11,024
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.